Long-Term Debt	12 Months Ended
Dec. 31, 2025
Disclosure Of Long Term Debt [Abstract]
Long-Term Debt

NOTE 8. LONG-TERM DEBT

		2025		2024	2025	2024
		U.S. Denominated Facilities			Canadian Facilities and Translated U.S. Facilities

Long-Term Debt
Senior Credit Facility:
U.S Denominated Borrowings	US	$80,000	US	$12,000	$109,809	$17,252
Canadian Denominated Borrowings		—		—	28,000	—
Unsecured Senior Notes:
7.125% senior notes due 2026		—		160,000	—	230,026
6.875% senior notes due 2029		400,000		400,000	549,044	575,064
	US	$480,000	US	$572,000	686,853	822,342
Less net unamortized debt issue costs					(7,562)	(9,873)
					$679,291	$812,469

	Senior Credit Facility	Unsecured Senior Notes	Canadian Real Estate Credit Facility	U.S. Real Estate Credit Facility	Debt Issue Costs and Original Issue Discount	Total
Balance December 31, 2023	$—	$892,000	$25,933	$11,114	$(11,369)	917,678
Changes from financing cash flows:
Proceeds from Senior Credit Facility	27,978	—	—	—	—	27,978
Repayment of unsecured senior notes	—	(155,682)	—	—	—	(155,682)
Repayment of Senior Credit Facility	(10,981)	—	—	—	—	(10,981)
Repayment of Real Estate Credit Facility	—	—	(25,933)	(11,723)	—	(37,656)
Non-cash changes:
Amortization of debt issue costs	—	—	—	—	3,090	3,090
Reclassification of loan commitment fees	—	—	—	—	(1,594)	(1,594)
Foreign exchange	255	68,772	—	609	—	69,636
Balance December 31, 2024	$17,252	$805,090	$—	$—	$(9,873)	$812,469
Current	—	—	—	—	—	—
Long-term	17,252	805,090	—	—	(9,873)	812,469
Balance December 31, 2024	$17,252	$805,090	$—	$—	$(9,873)	$812,469
Changes from financing cash flows:
Proceeds from Senior Credit Facility	148,780	—	—	—	—	148,780
Repayment of unsecured senior notes	—	(222,329)	—	—	—	(222,329)
Repayment of Senior Credit Facility	(27,110)	—	—	—	—	(27,110)
Payment of debt issue costs	—	—	—	—	(717)	(717)
Non-cash changes:
Amortization of debt issue costs	—	—	—	—	3,028	3,028
Foreign exchange	(1,113)	(33,717)	—	—	—	(34,830)
Balance December 31, 2025	$137,809	$549,044	$—	$—	$(7,562)	$679,291
Current	—	—	—	—	—	—
Long-term	137,809	549,044	—	—	(7,562)	679,291
Balance December 31, 2025	$137,809	$549,044	$—	$—	$(7,562)	$679,291

Precision’s current and long-term debt obligations at December 31, 2025 will mature as follows:

2026	$—
2027	—
2028	137,809
2029	549,044
Thereafter	—
$686,853

(a) Senior Credit Facility:

The senior secured revolving credit facility (Senior Credit Facility) provides Precision with senior secured financing for general corporate purposes, including acquisitions, of up to US$375 million with a provision for an increase in the facility of up to an additional US$375 million. The Senior Credit Facility is secured by charges on substantially all of the present and future assets of Precision, its material U.S. and Canadian subsidiaries and, if necessary, to adhere to covenants under the Senior Credit Facility, certain subsidiaries organized in jurisdictions outside of Canada and the U.S. The Senior Credit Facility has a term of three years, with an annual option on Precision’s part to request that the lenders extend, at their discretion, the facility to a new maturity date not to exceed five years from the date of the extension request.

The Senior Credit Facility requires Precision comply with certain restrictive and financial covenants including a leverage ratio of consolidated senior debt to consolidated Covenant EBITDA (as defined in the debt agreement) of less than 2.5:1. For purposes of calculating the leverage ratio, consolidated senior debt only includes secured indebtedness. It also requires the Corporation to maintain a ratio of consolidated Covenant EBITDA to consolidated interest expense for the most recent four consecutive quarters, of greater than 2.5:1, subject to the amendments noted below.

Distributions under the Senior Credit Facility are subject to a pro-forma senior net leverage covenant of less than or equal to 1.75:1. The Senior Credit Facility also limits the redemption and repurchase of junior debt subject to a pro-forma senior net leverage covenant test of less than or equal to 1.75:1.

In 2024, Precision extended the maturity date of the Senior Credit Facility, revised the available borrowing capacity, and amended certain terms of the facility. The maturity date was extended to June 28, 2027, and the size was revised to US$375 million.

In 2025, Precision extended its Senior Credit Facility's maturity date and amended certain terms of the facility. The maturity date was extended from June 28, 2027 to October 31, 2028, with the exception of US$43 million, which will mature on June 28, 2027.

Under the Senior Credit Facility, amounts can be drawn in U.S. dollars and/or Canadian dollars. At December 31, 2025, US$80 million and $28 million were drawn under this facility (2024 – US$12 million). Up to US$200 million of the Senior Credit Facility is available for letters of credit denominated in U.S and/or Canadian dollars and other currencies acceptable to the fronting lender. As of December 31, 2025 outstanding letters of credit amounted to US$51 million (2024 – US$51 million).

The interest rate on loans that are denominated in U.S. dollars is, at the option of Precision, either a margin over a U.S. base rate or a margin over the Secured Overnight Financing Rate (SOFR). The interest rate on loans denominated in Canadian dollars is, at the option of Precision, either a margin over the Canadian prime rate or a margin over the Canadian Overnight Repo Rate Average (CORRA); such margins will be based on the then applicable ratio of consolidated total debt to EBITDA.

In connection with the Senior Credit Facility borrowings, Precision entered into a floating-to-fixed interest rate swap agreement with a notional amount of US$50 million and a maturity date of December 2026. Under the agreement, Precision pays a fixed rate of 3.7% in place of the variable SOFR-based rate. The fair value of the interest rate swap arrangement is the difference between the forward interest rates and the discounted contract rate and is classified as Level II on the fair value hierarchy. As of December 31, 2025, the mark-to-market value of the interest rate swap was not material and was included within accounts receivable in the consolidated statements of financial position.

(b) Real Estate Credit Facilities

In November 2020, Precision established a U.S. Real Estate Term Credit Facility. The U.S. Real Estate Credit Facility was repaid in-full and terminated during 2024.

In March 2021, Precision established a Canadian Real Estate Credit Facility. The Canadian Real Estate Credit Facility was repaid in-full and terminated during 2024.

In November 2023, Precision assumed a $10 million Canadian Real Estate Facility from the acquisition of CWC Energy Services which was repaid in-full and terminated during 2024.

(c) Unsecured Senior Notes:

i) 6.875% US$ senior notes due 2029

These unsecured senior notes bear interest at a fixed rate of 6.875% per annum and mature on January 15, 2029. Interest is payable semi-annually on January 15 and July 15 of each year, commencing January 15, 2022. These unsecured senior notes were issued at a price equal to 99.253% of the face value, resulting in a US$3 million original issue discount. The original issue discount will be amortized over the life of the notes using the effective interest rate method.

Precision may redeem these notes in whole or in part at any time on or after January 15, 2025 and before January 15, 2027, at redemption prices ranging between 103.438% and 101.719% of their principal amount plus accrued interest. Any time on or after January 15, 2027, these notes can be redeemed for their principal amount plus accrued interest. Upon specified change of control events, each holder of a note will have the right to sell to Precision all or a portion of its notes at a purchase price in cash equal to 101% of the principal amount, plus accrued interest to the date of purchase.

In 2025, Precision fully redeemed the 2026 unsecured senior notes. The redemption was executed at par value, comprising US$160 million in principal and US$3 million in accrued interest. The transaction was financed through a combination of cash on hand and proceeds drawn from the Senior Credit Facility.

The unsecured senior notes require Precision to comply with certain restrictive and financial covenants including an incurrence based test of Consolidated Interest Coverage Ratio, as defined in the senior note agreements, of greater than or equal to 2.0:1 for the most recent four consecutive fiscal quarters. In the event the Consolidated Interest Coverage Ratio is less than 2.0:1 for the most recent four consecutive fiscal quarters the senior notes restrict Precision’s ability to incur additional indebtedness.

The unsecured senior notes also contain a restricted payments covenant that limits Precision’s ability to make payments in the nature of dividends, distributions and for repurchases from shareholders. These restricted payments baskets grow by, among other things, 50% of cumulative consolidated net earnings, and decrease by 100% of cumulative consolidated net losses as defined in the note agreements, and cumulative payments made to shareholders. At December 31, 2025, the governing net restricted payments basket was $41 million (2024 – negative $4 million). During 2024, pursuant to the indentures governing the unsecured senior notes, Precision used the available general restricted payments basket to facilitate the repurchase and cancellation of its common shares.

Precision’s unsecured senior notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by all U.S. and Canadian subsidiaries that guaranteed the Senior Credit Facility (Guarantor Subsidiaries). These Guarantor Subsidiaries are directly or indirectly 100% owned by the parent company. Separate financial statements for each of the Guarantor Subsidiaries have not been provided; instead, the Corporation has included in the Management's Discussion and Analysis section of this Annual Report summarized financial information and expanded qualitative non-financial disclosures based on Rule 3-10 of the U.S. Securities and Exchange Commission’s Regulation S-X.

(d) Covenants:

At December 31, 2025, Precision was in compliance with the covenants of the Senior Credit Facility and unsecured senior notes.

	Covenant	At December 31, 2025
Senior Credit Facility
Consolidated senior debt to consolidated covenant EBITDA(1)	≤ 2.50	0.29
Consolidated covenant EBITDA to consolidated interest expense	≥ 2.50	8.95

(1) For purposes of calculating the leverage ratio consolidated senior debt only includes secured indebtedness.